Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
a)The following is a tabular reconciliation of the Company's cash, cash equivalents and restricted cash balances for the periods presented in the Company's consolidated statements of cash flows:

	December 31, 2024 $	December 31, 2023 $	December 31, 2022 $	December 31, 2021 $
Cash and cash equivalents	153,726	168,409	215,738	92,069
Restricted cash – current	9,210	2,910	42,376	11,888
Restricted cash – long-term	25,032	13,075	7,832	38,100
Total	187,968	184,394	265,946	142,057

The Company maintains restricted cash deposits relating to certain term loans, collateral for derivatives (see Note 13), vessels held for sale, performance bond collateral, obligations related to finance leases and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.
b)The changes in operating assets and liabilities for years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Accounts receivable	2,211	19,402	(4,373)
Prepaid expenses and other current assets	1,080	6,467	7,193
Accounts payable	398	(2,229)	(3,952)
Accrued liabilities and other long-term liabilities	6,868	(5,653)	(10,223)
Unearned revenue and long-term unearned revenue	19,797	1,608	(2,355)
Advances to and from affiliates	4,885	(10,930)	(10,009)
Receipts from direct financing and sales-type leases	21,085	18,976	16,347
Expenditures for dry docking	(13,997)	(20,836)	(23,145)
Other operating assets and liabilities	(9,277)	(6,811)	(400)
Total	33,050	(6)	(30,917)

c)Cash interest paid (including realized losses on interest rate swaps) on long-term debt and obligations related to finance leases, net of amounts capitalized, during the years ended December 31, 2024, 2023 and 2022 totaled $175.0 million, $186.9 million and $156.1 million, respectively.
d)During the years ended December 31, 2024, 2023 and 2022, cash paid for taxes was $4.7 million, $4.7 million and $2.2 million, respectively.